Shares (Tables)	12 Months Ended
Dec. 31, 2022
Shares
Schedule of shares in subsidiaries

	December 31, 2022		December 31, 2021
Skr mn	Book value	Number of shares	Book value	Number of shares
SEKETT AB (reg. no 559132-9668)	0	50	0	50